PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment and Related Accumulated Depreciation

Property and equipment and the related accumulated depreciation are summarized as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Office equipment	7,214	16,376	2,704
Leasehold improvement	1,661	3,633	600
Motor vehicles	88	88	15

Property and equipment, cost	8,963	20,097	3,319
Less: Accumulated depreciation	(4,149)	(7,012)	(1,158)

Property and equipment, net	4,814	13,085	2,161